Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	2012

	Bank	CNBM	GVT	OBS	Intersegment	Total
Net interest income	$65,695	7	9	(92)	(16)	65,603
Non-interest income	29,760	7,171	3,688	3,064	(8,560)	35,123

Total revenues	95,455	7,178	3,697	2,972	(8,576)	100,726

Provision for loan losses	4,300	-	-	-	-	4,300
Intangible amortization	182	-	630	692	-	1,504
Other operating expenses	59,344	2,974	3,114	3,169	(730)	67,871

Total expenses	63,826	2,974	3,744	3,861	(730)	73,675

Income (loss) before tax	31,629	4,204	(47)	(889)	(7,846)	27,051
Income tax	8,677	1,641	(19)	(243)	(1,622)	8,434

Net income (loss) attributable to noncontrolling
interest and Canandaigua National Corporation	22,952	2,563	(28)	(646)	(6,224)	18,617

Less: Net loss attributable to noncontrolling interests	6	-	-	(226)	-	(220)

Net income (loss) attributable to
Canandaigua National Corporation	$22,946	2,563	(28)	(420)	(6,224)	18,837

Total identifiable assets	$1,863,603	11,711	16,352	10,464	(15,102)	1,887,028